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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                              ----------

This Amendment (Check only one.):[_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shamrock Capital Advisors, Inc.
Address: 4444 W. Lakeside Drive
         Burbank, CA 91505

Form 13F File Number:    28-12223
                         --------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen D. Royer
Title: President
Phone: (818) 845-4444

Signature, Place, and Date of Signing:

/s/ Stephen D. Royer            Burbank, CA            May 17, 2010
----------------------   -------------------------   ----------------
      [Signature]               [City, State]             [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C (the "General Partner"), which is the general partner of Shamrock Activist Value Fund, L.P. and Shamrock Activist Value Fund IV, L.P. (collectively referred to as the "Fund"). Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc. The Fund issued an in-kind distribution of portfolio securities to its limited partners on April 21, 2010 and is winding down its operations. Neither the General Partner nor any other entity listed as a "reporting manager" herein intends to continue to file reports on Form 13F, except to the extent required to do so other than by virtue of its direct or indirect relationship with the General Partner.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           4

Form 13F Information Table Entry Total:      7

Form 13F Information Table Value Total:     $475,753
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.  Form 13F File Number  Name
   ---  --------------------  ----------------------------------------------
   1          28-12228        Shamrock Activist Value Fund GP, L.L.C.
   2          28-12224        Shamrock Partners Activist Value Fund, L.L.C.
   3          28-12226        Shamrock Holdings of California, Inc.
   4          28-12225        Shamrock Holdings, Inc.

                                    FORM 13F
                                INFORMATION TABLE

                         Shamrock Capital Advisors, Inc.

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 03/31/10

Column 1                   Column 2   Column 3  Column 4     Column 5         Column 6      Column 7          Column 8

                                                  VALUE     TOTAL    SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
                           TITLE OF
NAME OF ISSUER               CLASS     CUSIP    (x$1000)    SHARES   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
ARRIS Group Inc               COM    04269Q100   85,938   7,155,514   SH          DEFINED   1,2,3,4   7,155,514

Coinstar Inc                  COM    19259P300   82,063   2,525,011   SH          DEFINED   1,2,3,4   2,525,011

Magellan Health Svcs Inc      COM
                              NEW    559079207   35,446     815,236   SH          DEFINED   1,2,3,4     815,236

Mobile Mini, Inc.             COM    60740F105   48,256   3,115,317   SH          DEFINED   1,2,3,4   3,115,317

Texas Inds Inc                COM    882491103   96,583   2,826,556   SH          DEFINED   1,2,3,4   2,826,556

Websense Inc                  COM    947684106   63,858   2,804,498   SH          DEFINED   1,2,3,4   2,804,498

West Pharmaceutical Svsc
Inc                           COM    955306105   63,608   1,516,279   SH          DEFINED   1,2,3,4   1,516,279